Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000082229
Shareholder Report [Line Items]
Fund Name	Causeway International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-opportunities-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Institutional Class	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Opportunities Fund, Institutional Class	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/15	$1,000,000	$1,000,000
Sep/16	$1,042,732	$1,092,566
Sep/17	$1,280,697	$1,306,815
Sep/18	$1,272,824	$1,329,848
Sep/19	$1,203,708	$1,313,505
Sep/20	$1,149,348	$1,352,932
Sep/21	$1,512,632	$1,676,495
Sep/22	$1,131,826	$1,254,585
Sep/23	$1,537,672	$1,510,367
Sep/24	$1,952,755	$1,893,292
Sep/25	$2,330,273	$2,204,653

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Opportunities Fund, Institutional Class	19.33%	15.18%	8.83%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 380,441,000
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 2,506
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$380,441	239	$2,506	67%

Holdings [Text Block]

 Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	13.3%
Short-Term Investment	0.8%
Italy	2.0%
Canada	2.1%
India	4.0%
Exchange-Traded Fund	4.3%
Netherlands	4.4%
South Korea	4.7%
Taiwan	6.1%
Germany	6.1%
Japan	6.7%
China	10.8%
France	13.9%
United Kingdom	20.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	4.0%
iShares MSCI EAFE ETF	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Alstom S.A.	2.5%
Reckitt Benckiser Group PLC	2.4%
Rolls-Royce Holdings PLC	2.4%
Tencent Holdings Ltd.	2.3%
Barclays PLC	2.2%
AstraZeneca PLC	2.1%
Renesas Electronics Corp.	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-opportunities-fund
C000082230
Shareholder Report [Line Items]
Fund Name	Causeway International Opportunities Fund
Class Name	Investor Class
Trading Symbol	CIOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investor Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-opportunities-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Investor Class	$129	1.18%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Opportunities Fund, Investor Class	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/15	$10,000	$10,000
Sep/16	$10,407	$10,926
Sep/17	$12,752	$13,068
Sep/18	$12,644	$13,298
Sep/19	$11,937	$13,135
Sep/20	$11,359	$13,529
Sep/21	$14,922	$16,765
Sep/22	$11,137	$12,546
Sep/23	$15,094	$15,104
Sep/24	$19,117	$18,933
Sep/25	$22,746	$22,047

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Opportunities Fund, Investor Class	18.98%	14.90%	8.57%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 380,441,000
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 2,506
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$380,441	239	$2,506	67%

Holdings [Text Block]

 Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	13.3%
Short-Term Investment	0.8%
Italy	2.0%
Canada	2.1%
India	4.0%
Exchange-Traded Fund	4.3%
Netherlands	4.4%
South Korea	4.7%
Taiwan	6.1%
Germany	6.1%
Japan	6.7%
China	10.8%
France	13.9%
United Kingdom	20.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	4.0%
iShares MSCI EAFE ETF	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Alstom S.A.	2.5%
Reckitt Benckiser Group PLC	2.4%
Rolls-Royce Holdings PLC	2.4%
Tencent Holdings Ltd.	2.3%
Barclays PLC	2.2%
AstraZeneca PLC	2.1%
Renesas Electronics Corp.	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-opportunities-fund